Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted | (per share)	$ 48.11	¥ 306.56
Options granted | shares		268,006
Options exercised | shares		37,606	152,410	201,630
Aggregate intrinsic value of options		¥ 15,674
Unrecognized compensation expense related to unvested share options	$ 76,105	¥ 76,105
Unrecognized compensation expense, period for recognition		4 years 2 months 26 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition		5 years 18 days
Total fair value of non-vested restricted shares		¥ 29,784
Unrecognized compensation expense related to non-vested restricted shares	$ 43,976	¥ 43,976
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued | shares					2,800,000
Stock Incentive Plan 2017 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term					10 years
Vesting period for remaining the 75% of options granted					36 months
Stock Incentive Plan 2017 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Stock Incentive Plan 2017 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					75.00%